EMPLOYEE BENEFITS - Summary of Terms and Conditions of Share-based Payment Arrangement (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares R$ / shares	Dec. 31, 2020 shares
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing options | shares	20,137	15,523
Vested options | shares	5,928
Stock Option [Member] | March 17, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 17, 2014
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 28.94
Fair value	R$ 4.27
Existing options | shares	82
Remaining contractual life	2 months 12 days
Vested options | shares	82
Stock Option [Member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 16, 2015
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 13.47
Existing options | shares	104
Remaining contractual life	1 year 2 months 12 days
Vested options | shares	104
Stock Option [Member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 28, 2015 (Acceleration Strategy)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 12.77
Existing options | shares	495
Remaining contractual life	1 year 7 months 6 days
Vested options | shares	495
Stock Option [Member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2016
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 12.71
Existing options | shares	93
Remaining contractual life	2 years 2 months 12 days
Vested options | shares	93
Stock Option [Member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 11, 2016 (Acceleration Strategy)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 11.28
Existing options | shares	1,650
Remaining contractual life	2 years 6 months
Vested options | shares	1,650
Stock Option [Member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 12.46
Existing options | shares	378
Remaining contractual life	3 years 2 months 12 days
Vested options | shares	378
Stock Option [Member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2017 (Acceleration Strategy)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 12.46
Existing options | shares	2,000
Remaining contractual life	3 years 2 months 12 days
Vested options | shares	895
Stock Option [Member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 16.83
Existing options | shares	1,554
Remaining contractual life	4 years 2 months 12 days
Vested options | shares	890
Stock Option [Member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 Acceleration strategy)
Right acquisition conditions	From 3 to 5 years of service
Existing options | shares	3,800
Remaining contractual life	4 years 2 months 12 days
Vested options | shares	950
Stock Option [Member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019
Right acquisition conditions	From 2 to 4 years of service
Exercise price	R$ 23.41
Existing options | shares	1,431
Remaining contractual life	5 years 2 months 12 days
Vested options | shares	391
Stock Option [Member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 Acceleration strategy)
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 23.41
Existing options | shares	1,900
Remaining contractual life	5 years 2 months 12 days
Vested options | shares
Stock Option [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 31, 2021
Right acquisition conditions	From 4 to 5 years of service
Exercise price	R$ 48.98
Existing options | shares	1,100
Remaining contractual life	9 years 3 months 18 days
Vested options | shares
Stock Option [Member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 17, 2021
Right acquisition conditions	From 3 to 4 years of service
Exercise price	R$ 27.28
Existing options | shares	5,550
Remaining contractual life	10 years
Vested options | shares
Stock Option [Member] | Bottom of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 4.85
Stock Option [Member] | Bottom of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.2
Stock Option [Member] | Bottom of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.16
Stock Option [Member] | Bottom of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.84
Stock Option [Member] | Bottom of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.65
Stock Option [Member] | Bottom of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.87
Stock Option [Member] | Bottom of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.96
Stock Option [Member] | Bottom of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.04
Fair value	8.21
Stock Option [Member] | Bottom of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.71
Stock Option [Member] | Bottom of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.51
Stock Option [Member] | Bottom of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	29.08
Stock Option [Member] | Bottom of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	17.58
Stock Option [Member] | Top of range [member] | March 16, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	5.29
Stock Option [Member] | Top of range [member] | July 28, 2015 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.23
Stock Option [Member] | Top of range [member] | March 15, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	7.43
Stock Option [Member] | Top of range [member] | July 11, 2016 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [member] | March 10, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.68
Stock Option [Member] | Top of range [member] | March 10, 2017 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.89
Stock Option [Member] | Top of range [member] | March 12, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.21
Stock Option [Member] | Top of range [member] | March 12, 2018 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	16.83
Fair value	9.67
Stock Option [Member] | Top of range [member] | April 12, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.82
Stock Option [Member] | Top of range [member] | April 12, 2019 (Strategy acceleration)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	11.71
Stock Option [Member] | Top of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	29.81
Stock Option [Member] | Top of range [member] | December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 18.16
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock | shares	5,494
Vested stock | shares	5,494	4,361
Restricted Stock [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 31, 2021
Right acquisition conditions	From 1 to 3 years of service
Fair value	R$ 48.13
Remaining contractual life	2 years 3 months 18 days
Existing stock | shares	3,209
Restricted Stock [Member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 12, 2018 - Plan I, August 13, 2018 - Extraordinary Plan VI
Right acquisition conditions	From 2 to 4 years of service
Remaining contractual life	2 months 12 days
Existing stock | shares	248
Restricted Stock [Member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan I
Right acquisition conditions	From 2 to 4 years of service
Remaining contractual life	1 year 2 months 12 days
Existing stock | shares	569
Restricted Stock [Member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2019 – Plan II
Right acquisition conditions	From 1 to 3 years of service
Remaining contractual life	2 months 12 days
Existing stock | shares	156
Restricted Stock [Member] | March 27, 2020 - Co-Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 27, 2020 – Co-Investment Plan
Right acquisition conditions	From 1 to 3 years of service
Fair value	R$ 29
Remaining contractual life	1 year 3 months 18 days
Existing stock | shares	1,312
Restricted Stock [Member] | Bottom of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 12.25
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	21.62
Restricted Stock [Member] | Bottom of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	22.14
Restricted Stock [Member] | Top of range [member] | August 13, 2018 – Extraordinary Plan VI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	15.9
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	22.53
Restricted Stock [Member] | Top of range [member] | April 12, 2019 – Plan II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 22.85
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Existing stock | shares	8,045
Vested stock | shares	8,045	5,579
Performance Shares [Member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 31, 2021
Right acquisition conditions	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.
Existing stock | shares	3,203
Vested stock | shares	3,203
Performance Shares [Member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 21, 2019
Right acquisition conditions	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.
Existing stock | shares	539
Vested stock | shares	539
Performance Shares [Member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 30, 2020
Right acquisition conditions	Achievement of performance conditions, 2.5 years of service plus an additional holding period of 1 year for certain awards.
Existing stock | shares	4,303
Vested stock | shares	4,303
Performance Shares [Member] | Bottom of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 46.57
Remaining contractual life	2 years 3 months 18 days
Performance Shares [Member] | Bottom of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 28.1
Remaining contractual life	6 months
Performance Shares [Member] | Bottom of range [member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 48.56
Remaining contractual life	1 year 3 months 18 days
Performance Shares [Member] | Top of range [member] | March 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 50.98
Remaining contractual life	3 years 3 months 18 days
Performance Shares [Member] | Top of range [member] | May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 45.7
Remaining contractual life	1 year 6 months
Performance Shares [Member] | Top of range [member] | September 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	R$ 73.46
Remaining contractual life	2 years 3 months 18 days